Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
Voya Balanced Income Portfolio
(the “Portfolio”)
Supplement dated November 17, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service Class 2 Shares’
Prospectus,
dated May 1, 2025 (the “Prospectus”)
On November 13, 2025, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective on or about November 15, 2025: (i) changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implementing a management fee waiver on investments into affiliated exchange-traded funds (“ETFs”); and (iii) reducing the Portfolio’s standard expense limits.
Effective on or about November 15, 2025, the Prospectus is revised as follows:
1.The section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio intends to invest approximately 60% of its assets in debt instruments and approximately 40% of its assets in equity securities (the “Target Allocation”). The sub-adviser (the “Sub-Adviser”) may deviate from the Target Allocation within the range of +/- 15% relative to the Target Allocation for each of equities or debt to adjust portfolio exposures and risk in response to changing market conditions. The Portfolio may be rebalanced periodically to return to the Target Allocation.
Debt Portion
The debt portion of the Portfolio (the “Debt Portion”) is not managed relative to an index, instead the Sub-Adviser seeks to produce income and positive returns across varying market conditions. To seek this goal, the Sub-Adviser expects to invest substantially all of the Debt Portion of the Portfolio in actively managed exchange- traded funds (“ETFs”) (the “Underlying Funds”) affiliated with the Investment Adviser. The Underlying Funds invest across a broad range of debt instruments and derivatives. It is expected that the dollar-weighted average duration profile of the Underlying Funds, in combination, will be between 0 and 8 years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a band with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.
The Underlying Funds may invest in debt instruments rated investment grade and below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody’s”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Portfolio to be of comparable quality. Below investment grade refers to a rating given by one or more NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the relevant Underlying Fund to be of comparable quality. The Underlying Funds may also invest in floating rate loans, and other floating rate debt instruments.
Debt instruments may be issued by various U.S. and foreign (non-U.S.) public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Underlying Funds may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) corporations.
Equity Portion
The equity portion of the Portfolio (the “Equity Portion”) invests in securities of U.S. and foreign (non-U.S.) issuers. The Sub-Adviser seeks to maximize total return of the Equity Portion by investing in a mix of U.S. and foreign (non-U.S.) equity securities with dividend yields the Sub-Adviser believes are attractive and/or above-average growth prospects.
The Equity Portion may also invest in real estate-related securities, including real estate investment trusts (“REITs”).
In addition to the investments in the Underlying Funds by the Debt Portion of the Portfolio, the Portfolio may invest in other investment companies, including ETFs, that may or may not be affiliated with the Investment Adviser, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Portfolio may invest up to 25% of its assets in foreign (non-U.S.) securities, including companies located in emerging markets, either directly or through depositary receipts.
The Portfolio, directly or through Underlying Funds, may also invest in derivatives, including options, futures, index futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or to assist in managing cash.
In evaluating investments for the Portfolio, including investments in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment, including an investment in a potential Underlying Fund; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer or an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
2.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub- Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the Sub-Adviser will have an incentive to select the Underlying Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Portfolio. The Sub- Adviser may prefer to invest in an affiliated Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manger intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
Environmental, Social, and Governance (Funds-of-Funds): The Sub-Adviser’s consideration of ESG factors in selecting Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the Sub-Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an Underlying Fund may, in fact, underperform other potential Underlying Funds.
Underlying Funds: Because the Portfolio invests in Underlying Funds, the investment performance of the Debt Portion of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one Underlying Fund will hold securities of the same issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be seeling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.
Since the Underlying Funds are ETFs, such investment would be subject to additional risks, which include that: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from an exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading of an ETF’s shares. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.

Voya Balanced Income Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
Voya Balanced Income Portfolio
(the “Portfolio”)
Supplement dated November 17, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service Class 2 Shares’
Prospectus,
dated May 1, 2025 (the “Prospectus”)
On November 13, 2025, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective on or about November 15, 2025: (i) changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implementing a management fee waiver on investments into affiliated exchange-traded funds (“ETFs”); and (iii) reducing the Portfolio’s standard expense limits.
Effective on or about November 15, 2025, the Prospectus is revised as follows:
1.The section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio intends to invest approximately 60% of its assets in debt instruments and approximately 40% of its assets in equity securities (the “Target Allocation”). The sub-adviser (the “Sub-Adviser”) may deviate from the Target Allocation within the range of +/- 15% relative to the Target Allocation for each of equities or debt to adjust portfolio exposures and risk in response to changing market conditions. The Portfolio may be rebalanced periodically to return to the Target Allocation.
Debt Portion
The debt portion of the Portfolio (the “Debt Portion”) is not managed relative to an index, instead the Sub-Adviser seeks to produce income and positive returns across varying market conditions. To seek this goal, the Sub-Adviser expects to invest substantially all of the Debt Portion of the Portfolio in actively managed exchange- traded funds (“ETFs”) (the “Underlying Funds”) affiliated with the Investment Adviser. The Underlying Funds invest across a broad range of debt instruments and derivatives. It is expected that the dollar-weighted average duration profile of the Underlying Funds, in combination, will be between 0 and 8 years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a band with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.
The Underlying Funds may invest in debt instruments rated investment grade and below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody’s”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Portfolio to be of comparable quality. Below investment grade refers to a rating given by one or more NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the relevant Underlying Fund to be of comparable quality. The Underlying Funds may also invest in floating rate loans, and other floating rate debt instruments.
Debt instruments may be issued by various U.S. and foreign (non-U.S.) public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Underlying Funds may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) corporations.
Equity Portion
The equity portion of the Portfolio (the “Equity Portion”) invests in securities of U.S. and foreign (non-U.S.) issuers. The Sub-Adviser seeks to maximize total return of the Equity Portion by investing in a mix of U.S. and foreign (non-U.S.) equity securities with dividend yields the Sub-Adviser believes are attractive and/or above-average growth prospects.
The Equity Portion may also invest in real estate-related securities, including real estate investment trusts (“REITs”).
In addition to the investments in the Underlying Funds by the Debt Portion of the Portfolio, the Portfolio may invest in other investment companies, including ETFs, that may or may not be affiliated with the Investment Adviser, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Portfolio may invest up to 25% of its assets in foreign (non-U.S.) securities, including companies located in emerging markets, either directly or through depositary receipts.
The Portfolio, directly or through Underlying Funds, may also invest in derivatives, including options, futures, index futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or to assist in managing cash.
In evaluating investments for the Portfolio, including investments in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment, including an investment in a potential Underlying Fund; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer or an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
2.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub- Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the Sub-Adviser will have an incentive to select the Underlying Funds (whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Portfolio. The Sub- Adviser may prefer to invest in an affiliated Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manger intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.
Environmental, Social, and Governance (Funds-of-Funds): The Sub-Adviser’s consideration of ESG factors in selecting Underlying Funds for investment by the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Portfolio’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the Sub-Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Portfolio will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an Underlying Fund may, in fact, underperform other potential Underlying Funds.
Underlying Funds: Because the Portfolio invests in Underlying Funds, the investment performance of the Debt Portion of the Portfolio is directly related to the investment performance of the Underlying Funds in which it invests. When the Portfolio invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Portfolio invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one Underlying Fund will hold securities of the same issuers, thereby increasing the Portfolio’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be seeling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Portfolio’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Portfolio itself.
Since the Underlying Funds are ETFs, such investment would be subject to additional risks, which include that: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from an exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading of an ETF’s shares. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.